Commitments and Contingencies - Unconditional Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 2,994,554	$ 952,604
Contracts for operating expenditures	3,404,865	1,044,560
Contractual capital and operating commitments	6,399,419	1,997,164
Due within the next 12 months	$ 3,542,823	$ 1,316,090